Other Liabilities	12 Months Ended
Mar. 31, 2018
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Other Liabilities
21	OTHER LIABILITIES

Other liabilities at March 31, 2018 and 2017 consisted of the following:

	At March 31,
	2018	2017
	(In millions)
Accrued expenses	¥313,226	¥291,871
Unearned income	133,478	168,952
Financial guarantees and other credit-related contingent liabilities	119,170	119,913
Due to trust account	1,328,271	1,180,976
Payables to brokers, dealers and customers for securities transactions	1,737,919	2,618,322
Payables related to credit card services	640,487	563,268
Obligations from factoring transactions	566,284	487,209
Retirement benefit liabilities	36,888	64,972
Guarantee deposits received	701,177	563,739
Others	1,305,840	1,401,879

Total other liabilities	¥6,882,740	¥7,461,101